Prepaid Expenses (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Prepaid expenses	R$ 62,869	R$ 60,086
Prepaid expenses, current	62,869	60,076
Prepaid expenses, noncurrent		10
Program For Incentive To Alternative Energy Sources Proinfa [Member]
IfrsStatementLineItems [Line Items]
Prepaid expenses	30,210	30,538
Insurance Premiums [Member]
IfrsStatementLineItems [Line Items]
Prepaid expenses	20,562	20,919
Others [Member]
IfrsStatementLineItems [Line Items]
Prepaid expenses	R$ 12,097	R$ 8,629